Leases (Schedule of components and movements in right of use assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 5,765,993	$ 3,701,000
Modification of lease agreements	(311,421)
Additions - business combination		477,608
Additions		2,157,796
Depreciation	(635,828)	(570,411)
Ending balance	4,818,744	5,765,993
Land and building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,757,537	3,688,315
Modification of lease agreements	(311,421)
Additions - business combination		477,608
Additions		2,157,796
Depreciation	(631,600)	(566,182)
Ending balance	4,814,516	5,757,537
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,457	12,685
Modification of lease agreements	0
Additions - business combination		0
Additions		0
Depreciation	(4,228)	(4,228)
Ending balance	$ 4,229	$ 8,457